SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Share based compensation	$ 3,657	$ 3,269	$ 306
Total	3,059	2,711	1,898
Research and development expenses [member]
IfrsStatementLineItems [Line Items]
Salaries and related expenses	2,796	2,228	2,166
Materials and laboratory expenses	434	223	316
Share based compensation	403	447	127
Travel expenses	260	87	50
Depreciation and amortization	172	197	255
Subcontractors and consultants	135	344	374
Freight	8	33	30
Other	5	10	6
Reimbursement from paid pilots and proof of concept projects	(1,154)	(858)	(1,426)
Total	$ 3,059	$ 2,711	$ 1,898